FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS
Schedule of fair value of financial assets and liabilities

        The fair value of financial assets and liabilities as of December 31, 2013 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total
	RUR	RUR	RUR	RUR
Assets
Cash equivalents:
Bank deposits(1)	—	16,730	—	16,730
Investments in money market funds	14,371	—	—	14,371
Term deposits, non-current	—	15,298	—	15,298
Marketable securities, current(2)	87	—	—	87
Restricted cash	104	—	—	104
Loans to employees	—	447	—	447
Loans granted	—	278	—	278
Derivative contracts (Notes 4, 6)(2)	—	—	22	22

	14,562	32,753	22	47,337

Liabilities
Convertible debt	—	21,647	—	21,647
Derivative contracts(2)	—	9	—	9

	—	21,656	—	21,656

(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis.

        The fair value of financial assets and liabilities as of December 31, 2014 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUR	RUR	RUR	RUR	$
Assets
Cash equivalents:
Bank deposits(1)	—	9,775	—	9,775	173.8
Investments in money market funds	4,253	—	—	4,253	75.6
Term deposits, current	—	5,863	—	5,863	104.2
Term deposits, non-current	—	24,775	—	24,775	440.4
Restricted cash	1,497	—	—	1,497	26.6
Investments in debt securities	—	3,089	—	3,089	54.9
Loans to employees	—	768	—	768	13.6
Loans granted	—	522	—	522	9.2
Derivative contracts (Notes 4, 6)(2)	—	—	8	8	0.1

	5,750	44,792	8	50,550	898.4

Liabilities
Convertible debt	—	25,294	—	25,294	449.6
Contingent consideration(2)	—	—	85	85	1.5
Derivative contracts(2)	—	37	—	37	0.7

	—	25,331	85	25,416	451.8

(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis.

Schedule of carrying amounts and fair values of debt securities

	2013
			2014
	Carrying amount
		Fair value	Carrying amount		Fair value
	RUR	RUR	RUR	$	RUR	$
Investments in debt securities	—	—	3,124	55.5	3,089	54.9
Term deposits, non-current	15,180	15,298	25,663	456.2	24,775	440.4
Convertible debt	(16,429)	(21,647)	(26,325)	(467.9)	(25,294)	(449.6)

Total	(1,249)	(6,349)	2,462	43.8	2,570	45.7